BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Recurrent
Schedule of estimated fair values of assets acquired and liabilities assumed at the date of acquisition

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	108.4
Restricted cash	38.2
Project assets	233.5
Solar power systems, net	46.8
Other assets	40.2
Less: Long term borrowings and notes payable	165.2
Other liabilities	51.4

Total identifiable net assets	250.5

Goodwill	10.9

SSM
Schedule of estimated fair values of assets acquired and liabilities assumed at the date of acquisition

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	8.1
Solar power systems.	141.9
Intangible assets	72.0
Other assets	11.7
Less: Short-term borrowings	7.4
Long-term borrowings	134.6
Other liabilities	32.7

Total identifiable net assets	59.0

Gaochuangte
Schedule of estimated fair values of assets acquired and liabilities assumed at the date of acquisition

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	21.2
Accounts receivable.	20.0
Fixed assets	2.0
Other assets	25.8
Less: Accounts payable	13.1
Other liabilities	3.9

Total identifiable net assets	52.0

Less: Non-controlling interests	10.9
Less: Net assets belongs to CSI before acquisition	7.3

33.8

Schedule of pro forma results give effect as though the acquisition of Gaochuangte were consummated on January 1, 2016

	For the year end December 31
	2016	2017
(In thousands of U.S. Dollars, expect per share data)
Pro forma revenues	2,873,713	3,419,421
Pro forma net income attributable to CSI	65,994	100,007
Diluted earnings per share attributable to CSI	1.14	1.70